Supplement to the Current Prospectus

MFS(R) Lifetime(R) Funds

MFS Lifetime Retirement Income Fund
MFS Lifetime 2010 Fund
MFS Lifetime 2020 Fund
MFS Lifetime 2030 Fund
MFS Lifetime 2040 Fund

Effective March 1, 2008, the introduction and tables in the sub-section entitled "Expense Table" under the main heading "Expense Summary" are restated as follows, with respect to Class R1, R2, R3, R4, and R5 shares only:


Expense Table

The following tables describe the fees and expenses that you may pay when you buy, redeem, and hold shares of the funds. In addition to the fees and expenses which you bear directly, you will indirectly bear a fund's pro rata share of the fees and expenses of the underlying funds in which a fund invests.

The annual fund operating expenses shown in each fund's fee table below are based on expenses incurred during the fund's most recently completed fiscal year, adjusted to reflect annualized expenses and current fee arrangements, and a weighted average of the total annual operating expenses (as reported in each underlying fund's most recent shareholder report) of, and the fee (if any) charged by the underlying funds in which the fund invested during the fund's most recently completed fiscal year. The fund's annual operating expenses may vary in future years.


MFS Lifetime Retirement Income Fund:

Shareholder Fees (fees paid directly from your investment):
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Share Class                                                   All R
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Maximum Sales Charge (Load) Imposed on Purchases (as a         N/A
percentage of offering price)..........................
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Maximum Deferred Sales Charge (Load) (as a percentage          N/A
of original purchase price or redemption proceeds,
whichever is less).....................................
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Annual Fund Operating Expenses (expenses that are deducted from fund assets):
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Share Class                               R1    R2     R3      R4      R5
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Management Fee.......................... N/A    N/A    N/A     N/A    N/A
Distribution and/or Service (12b-1)
Fees(1).................................1.00%  0.50%  0.50%   0.25%   N/A
Other Expenses(2).......................3.39%  3.39%  3.39%   3.39%  3.39%
Acquired (Underlying) Fund Fees and
Expenses(2).............................0.56%  0.56%  0.56%   0.56%  0.56%
                                        -----  -----  -----   -----  -----
Total Annual Fund Operating Expenses(2).4.95%  4.45%  4.45%   4.20%  3.95%
      Fee Reductions(3).................(3.29)(3.29)%(3.29)% (3.29)% (3.29)%
                                        -------------------- ------- -------
Net Expenses(2).........................1.66%  1.16%  1.16%   0.91%  0.66%

MFS Lifetime 2010 Fund:

Shareholder Fees (fees paid directly from your investment):
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Share Class                                                   All R
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Maximum Sales Charge (Load) Imposed on Purchases (as a         N/A
percentage of offering price)..........................
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Maximum Deferred Sales Charge (Load) (as a percentage          N/A
of original purchase price or redemption proceeds,
whichever is less).....................................
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Annual Fund Operating Expenses (expenses that are deducted from fund assets):
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Share Class                               R1    R2     R3      R4      R5
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Management Fee.......................... N/A    N/A    N/A     N/A    N/A
Distribution and/or Service (12b-1)
Fees(1).................................1.00%  0.50%  0.50%   0.25%   N/A
Other Expenses(2).......................2.19%  2.19%  2.19%   2.19%  2.19%
Acquired (Underlying) Fund Fees and
Expenses(2).............................0.58%  0.58%  0.58%   0.58%  0.58%
                                        -----  -----  -----   -----  -----
Total Annual Fund Operating Expenses(2).3.77%  3.27%  3.27%   3.02%  2.77%
      Fee Reductions(3).................(2.09)(2.09)%(2.09)% (2.09)% (2.09)%
                                        -------------------- ------- -------
Net Expenses(2).........................1.68%  1.18%  1.18%   0.93%  0.68%

MFS Lifetime 2020 Fund:

Shareholder Fees (fees paid directly from your investment):
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Share Class                                                   All R
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Maximum Sales Charge (Load) Imposed on Purchases (as a         N/A
percentage of offering price)..........................
----------------------------------------------------------------------------
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Maximum Deferred Sales Charge (Load) (as a percentage          N/A
of original purchase price or redemption proceeds,
whichever is less).....................................
----------------------------------------------------------------------------
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Annual Fund Operating Expenses (expenses that are deducted from fund assets):
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Share Class                               R1    R2     R3      R4      R5
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Management Fee.......................... N/A    N/A    N/A     N/A    N/A
Distribution and/or Service (12b-1)
Fees(1).................................1.00%  0.50%  0.50%   0.25%   N/A
Other Expenses(2).......................0.84%  0.84%  0.84%   0.84%  0.84%
Acquired (Underlying) Fund Fees and
Expenses(2).............................0.81%  0.81%  0.81%   0.81%  0.81%
                                        -----  -----  -----   -----  -----
Total Annual Fund Operating Expenses(2).2.65%  2.15%  2.15%   1.90%  1.65%
      Fee Reductions(3).................(0.74)(0.74)%(0.74)% (0.74)% (0.74)%
                                        -------------------- ------- -------
Net Expenses(2).........................1.91%  1.41%  1.41%   1.16%  0.91%

MFS Lifetime 2030 Fund:

Shareholder Fees (fees paid directly from your investment):
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Share Class                                                   All R
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Maximum Sales Charge (Load) Imposed on Purchases (as a         N/A
percentage of offering price)..........................
----------------------------------------------------------------------------
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Maximum Deferred Sales Charge (Load) (as a percentage          N/A
of original purchase price or redemption proceeds,
whichever is less).....................................
----------------------------------------------------------------------------
----------------------------------------------------------------------------

Annual Fund Operating Expenses (expenses that are deducted from fund assets):
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Share Class                               R1    R2     R3      R4      R5
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Management Fee.......................... N/A    N/A    N/A     N/A    N/A
Distribution and/or Service (12b-1)
Fees(1).................................1.00%  0.50%  0.50%   0.25%   N/A
Other Expenses(2).......................1.41%  1.41%  1.41%   1.41%  1.41%
Acquired (Underlying) Fund Fees and
Expenses(2).............................0.88%  0.88%  0.88%   0.88%  0.88%
                                        -----  -----  -----   -----  -----
Total Annual Fund Operating Expenses(2).3.29%  2.79%  2.79%   2.54%  2.29%
      Fee Reductions(3).................(1.31)(1.31)%(1.31)% (1.31)% (1.31)%
                                        -------------------- ------- -------
Net Expenses(2).........................1.98%  1.48%  1.48%   1.23%  0.98%

MFS Lifetime 2040 Fund:

Shareholder Fees (fees paid directly from your investment):
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Share Class                                                   All R
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Maximum Sales Charge (Load) Imposed on Purchases (as a         N/A
percentage of offering price)..........................
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a percentage          N/A
of original purchase price or redemption proceeds,
whichever is less).....................................
----------------------------------------------------------------------------
----------------------------------------------------------------------------

Annual Fund Operating Expenses (expenses that are deducted from fund assets):
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Share Class                               R1    R2     R3      R4      R5
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Management Fee.......................... N/A    N/A    N/A     N/A    N/A
Distribution and/or Service (12b-1)     1.00%  0.50%  0.50%   0.25%   N/A
Fees(1).................................
Other Expenses(2).......................2.31%  2.31%  2.31%   2.31%  2.31%
Acquired (Underlying) Fund Fees and
Expenses(2).............................0.92%  0.92%  0.92%   0.92%  0.92%
                                        -----  -----  -----   -----  -----
Total Annual Fund Operating Expenses(2).4.23%  3.73%  3.73%   3.48%  3.23%
      Fee Reductions(3).................(2.21)(2.21)%(2.21)% (2.21)% (2.21)%
                                        -------------------- ------- -------
Net Expenses(2).........................2.02%  1.52%  1.52%   1.27%  1.02%

Effective March 1, 2008, the last sentence in footnote (2) to the table in the sub-section entitled "Expense Table" is hereby deleted.


Effective March 1, 2008, footnote (3) to the table in the sub-section entitled "Expense Table" is restated as follows:

   MFS has agreed in writing to bear the fund's expenses such that "Other Expenses" do not exceed 0.10% annually for each of Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, Class R4, and Class R5 shares. This written agreement excludes management fees, distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses and will continue until at least August 31, 2008.

Effective March 1, 2008, the sub-section entitled "Example of Expenses" under the main heading "Expense Summary" is restated as follows, with respect to Class R1, R2, R3, R4, and R5 shares only:


Example of Expenses

These examples are intended to help you compare the cost of investing in each fund with the cost of investing in other mutual funds.

The examples assume that:

     o You invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated);

     o Your investment has a 5% return each year and dividends and other distributions are reinvested; and

     o The fund's operating expenses remain the same, except that the fund's total operating expenses are assumed to be the fund's "Net Expenses" for the period during which any written fee reductions are in effect (see "Expense Summary - Expense Table" above).

Although your actual costs may be higher or lower, under these assumptions your costs would be:


MFS Lifetime Retirement Income Fund:

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Share Class                              1 Year  3 Years  5 Years  10 Years
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R1 Shares                                  $169   $1,190   $2,211    $4,758
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R2 Shares                                  $118   $1,047   $1,987    $4,381
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R3 Shares                                  $118   $1,047   $1,987    $4,381
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R4 Shares                                   $93     $974   $1,870    $4,172
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R5 Shares                                   $67     $900   $1,751    $3,957
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MFS Lifetime 2010 Fund:

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Share Class                              1 Year  3 Years  5 Years  10 Years
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R1 Shares                                  $171     $959   $1,768    $3,877
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R2 Shares                                  $120     $811   $1,526    $3,424
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R3 Shares                                  $120     $811   $1,526    $3,424
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R4 Shares                                   $95     $736   $1,403    $3,189
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R5 Shares                                   $69     $660   $1,278    $2,946
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MFS Lifetime 2020 Fund:

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Share Class                              1 Year  3 Years  5 Years  10 Years
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R1 Shares                                  $194     $752   $1,336    $2,914
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R2 Shares                                  $144     $602   $1,086    $2,424
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R3 Shares                                  $144     $602   $1,086    $2,424
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R4 Shares                                  $118     $525     $958    $2,162
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R5 Shares                                   $93     $448     $827    $1,892
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MFS Lifetime 2030 Fund:

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Share Class                              1 Year  3 Years  5 Years  10 Years
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R1 Shares                                  $201     $910   $1,642    $3,578
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R2 Shares                                  $151     $741   $1,358    $3,023
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R3 Shares                                  $151     $741   $1,358    $3,023
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R4 Shares                                  $125     $666   $1,233    $2,777
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R5 Shares                                  $100     $589   $1,106    $2,524
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MFS Lifetime 2040 Fund:

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Share Class                              1 Year  3 Years  5 Years  10 Years
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R1 Shares                                  $205   $1,083   $1,974    $4,264
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R2 Shares                                  $155     $936   $1,738    $3,833
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R3 Shares                                  $155     $936   $1,738    $3,833
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R4 Shares                                  $129     $862   $1,618    $3,609
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R5 Shares                                  $104     $788   $1,496    $3,379
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Effective March 1, 2008, the second paragraph of the sub-section entitled "Administrator" under the main heading "Management of the Fund" is hereby deleted.

Effective March 1, 2008, the table under the sub-section entitled, "Description of Share Classes - Distribution and Service Fees" is restated as follows, with respect to Class R1 shares only:

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Class              Maximum         Maximum Service       Maximum Total
                                                                Distribution and
               Distribution Fee          Fee              Service Fee
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Class R1            0.75%               0.25%                1.00%
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               The date of this supplement is March 1, 2008.